accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
accounts payable and accrued liabilities
Accrued liabilities	$ 1,494	$ 1,539
Payroll and other employee-related liabilities	575	633
Restricted share units liability	10	28
Total	2,079	2,200
Trade accounts payable	1,003	1,213
Interest payable	180	173
Indirect taxes payable and other	144	119
Total	$ 3,406	$ 3,705